General	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	GENERAL
Golar LNG Limited (the “Company” or “Golar”) was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas (“LNG”) shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

Our operations have evolved from LNG shipping, floating regasification, combined cycle gas fired power plants to our current focus on floating liquefaction operations. We design, construct, own and operate marine infrastructure for the liquefaction of natural gas, storage and offloading of LNG. As of June 30, 2024, our fleet was comprised of two floating liquefaction natural gas vessels (“FLNGs”), the Hilli Episeyo (the “FLNG Hilli”) which is operational and Gimi (the “FLNG Gimi”), which is moored offshore Mauritania and Senegal, ready for connection to the upstream project infrastructure and two LNG carriers, of which the Fuji LNG has been earmarked as donor vessel for FLNG conversion.

We are listed on the Nasdaq under the ticker: “GLNG”.

As used herein and unless otherwise required by the context, the terms “Golar”, the “Company”, “we”, “our”, “us” and words of similar import refer to Golar or any one or more of its consolidated subsidiaries, or to all such entities.